LOANS - Impaired Consumer Loans (Details) - Consumer $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Q	Dec. 31, 2014 USD ($) Q	Dec. 31, 2013 USD ($)
Financing receivable impaired
Recorded investment	$ 10,190
Unpaid principal balance	11,654	$ 21,050
Related specific allowance	2,046	3,911
Average carrying value	13,599	21,539
Interest income recognized	$ 728	$ 1,106	$ 1,280
Number of quarters used to calculate the average recorded investment balance | Q	4	4
Residential first mortgages
Financing receivable impaired
Recorded investment	$ 6,038	$ 13,551
Unpaid principal balance	6,610	14,387
Related specific allowance	739	1,920
Average carrying value	8,932	15,389
Interest income recognized	439	690
Impaired financing receivable without specific allowance	1,151	1,896
Home equity loans
Financing receivable impaired
Recorded investment	1,399	2,029
Unpaid principal balance	1,972	2,674
Related specific allowance	406	602
Average carrying value	1,778	2,075
Interest income recognized	64	74
Impaired financing receivable without specific allowance	459	554
Credit cards
Financing receivable impaired
Recorded investment	1,950	2,407
Unpaid principal balance	1,986	2,447
Related specific allowance	604	877
Average carrying value	2,079	2,732
Interest income recognized	179	196
Individual installment and other
Financing receivable impaired
Recorded investment	464	948
Unpaid principal balance	519	963
Related specific allowance	197	424
Average carrying value	449	975
Interest income recognized	33	124
Commercial market loans
Financing receivable impaired
Recorded investment	339	411
Unpaid principal balance	567	579
Related specific allowance	100	88
Average carrying value	361	368
Interest income recognized	13	22
Impaired financing receivable without specific allowance	$ 86	$ 158